Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Estimated Fair Values of Outstanding Derivative Instruments
The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

Derivatives designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2019	2020	Liability derivatives	2019	2020
Interest rate contracts	Prepaid expenses and other current assets	10	9	Current liabilities: Other	141	183
Interest rate contracts	Other assets: Other	101	27	Liabilities: Other	8,274	8,177
Foreign exchange contracts	Prepaid expenses and other current assets	131	1,799	Current liabilities: Other	42	—

		242	1,835		8,457	8,360

Derivatives not designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2019	2020	Liability derivatives	2019	2020
Interest rate contracts	Prepaid expenses and other current assets	39	44	Current liabilities: Other	344	200
Interest rate contracts	Other assets: Other	882	1,523	Liabilities: Other	3,637	9,120
Foreign exchange contracts	Prepaid expenses and other current assets	8,807	19,655	Current liabilities: Other	11,549	14,580
Foreign exchange contracts	Other assets: Other	72	49	Liabilities: Other	1,059	1,755
Equity contracts	Prepaid expenses and other current assets	444	18,886	Current liabilities: Other	7,776	1,476
Bond contracts	Prepaid expenses and other current assets	—	306	Current liabilities: Other	—	290
Commodity contracts	Prepaid expenses and other current assets	—	85	Current liabilities: Other	—	85

		10,244	40,548		24,365	27,506

Total derivatives		10,486	42,383		32,822	35,866

Effects of Derivative Instruments on Consolidated Statements of Income and Consolidated Statements of Comprehensive Income
Presented below are the effects of derivative instruments on the consolidated statements of income and the consolidated statements of comprehensive income for the fiscal years ended March 31, 2018, 2019 and 2020.

Derivatives under fair value hedging relationships	Yen in millions
	Location of gains or (losses) recognized in income on derivative instruments	Amounts of gains or (losses) recognized in income on derivative instruments
		Fiscal year ended March 31
		2018	2019	2020
Interest rate contracts	Financial services revenue	(52)	(1,835)	(3,925)

Total		(52)	(1,835)	(3,925)

	Yen in millions
Derivatives under cash flow hedging relationships	Fiscal year ended March 31
	2018	2019	2020
	Amounts recognized in unrealized gains (losses) on derivative instruments in OCI (before tax)
Foreign exchange contracts :
Components included in the assessment of hedge effectiveness	(2,295)	2,315	1,712
Components excluded from the assessment of hedge effectiveness that were recognized based on amortization approach	—	—	1,087

Total	(2,295)	2,315	2,799

Derivatives under cash flow hedging relationships	Yen in millions
	Affected line item in consolidated statements of income	Fiscal year ended March 31
		2018	2019	2020
		Amounts reclassified from unrealized gains (losses) on derivative instruments in accumulated OCI (before tax)
Foreign exchange contracts :
Components included in the assessment of hedge effectiveness	Cost of sales	1,111	(1,093)	—
	Net sales	—	—	106
Components excluded from the assessment of hedge effectiveness that were recognized based on amortization approach	Net sales	—	—	(1,087)

Total		1,111	(1,093)	(981)

Derivatives not designated as hedging instruments	Yen in millions
	Location of gains or (losses) recognized in income on derivative instruments	Amounts of gains or (losses) recognized in income on derivative instruments
		Fiscal year ended March 31
		2018	2019	2020
Interest rate contracts	Financial services revenue	(1,544)	(3,192)	1,190
Foreign exchange contracts	Financial services revenue	2,013	(8,198)	2,473
Foreign exchange contracts	Foreign exchange loss, net	21,370	(7,437)	10,184
Equity contracts	Financial services revenue	(11,665)	(7,649)	15,438
Bond contracts	Financial services revenue	—	—	(2,954)
Commodity contracts	Financial services revenue	—	—	110

Total		10,174	(26,476)	26,441

Presented below are the amortized cost of hedged items, which are available-for-sale debt securities, and cumulative amount of fair value hedging adjustments to hedged items under fair value hedging relationships as of March 31, 2020.

Derivatives under fair value hedging relationships	Yen in millions
	Balance sheet location of hedged items	March 31, 2020
		Amortized cost	Cumulative effect to carrying amount of hedged items by fair value hedges
Interest rate contracts	Marketable securities	15,255	—
Interest rate contracts	Securities investments and other	91,080	—

Total		106,335	—

Summary of Derivatives Additional Information Including Notional Amounts
The following table summarizes additional information, including notional amounts, for each type of derivative:

	Yen in millions
	March 31, 2019		March 31, 2020
	Notional amount	Fair value	Notional amount	Fair value
Foreign exchange contracts:
Foreign exchange forward contracts	701,880	(304)	740,464	4,361
Currency option contracts purchased	53,846	179	473	7
Currency option contracts written	58,825	(35)	460	(5)
Currency swap agreements	959,777	(5,564)	893,874	(1,006)
Other currency contracts	68,513	2,084	62,080	1,811
Interest rate contracts:
Interest rate swap agreements	339,934	(11,346)	994,133	(16,019)
Interest rate swaption agreements	5,300	(18)	18,700	(58)
Equity contracts:
Equity future contracts	58,725	308	63,354	(871)
Equity swap agreements	63,107	(7,640)	103,409	18,281
Bond contracts:
Bond future contracts	—	—	56,546	16
Commodity contracts:
Commodity future contracts	—	—	1,465	0

Summary of Effects of Offsetting Derivative Assets, Derivative Liabilities, Financial Assets and Financial Liabilities

	Yen in millions
	As of March 31, 2019
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements
		Financial instruments	Cash collateral	Net amounts
Derivative assets subject to master netting agreements	6,855	3,442	136	3,277
Derivative assets not subject to master netting agreements	3,631			3,631

Total assets	10,486	3,442	136	6,908

Derivative liabilities subject to master netting agreements	25,872	3,970	20,191	1,711
Derivative liabilities not subject to master netting agreements	6,950			6,950
Repurchase, securities lending and similar arrangements	432,820	432,820	—	—

Total liabilities	465,642	436,790	20,191	8,661

	Yen in millions
	As of March 31, 2020
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements
		Financial instruments	Cash collateral	Net amounts
Derivative assets subject to master netting agreements	38,281	12,614	20,545	5,122
Derivative assets not subject to master netting agreements	4,102			4,102

Total assets	42,383	12,614	20,545	9,224

Derivative liabilities subject to master netting agreements	31,896	7,086	23,873	937
Derivative liabilities not subject to master netting agreements	3,970			3,970
Repurchase, securities lending and similar arrangements	567,194	564,874	—	2,320

Total liabilities	603,060	571,960	23,873	7,227